Long-term investments - Assets, Liabilities, Revenue and Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and short-term investments	$ 64,262
Accounts receivable	90,467	$ 66,950
Long-term assets:
Property, plant and equipment (note 8)	57,507	58,856
Total assets	346,263	279,926
Current liabilities:
Accounts payable and accrued liabilities	84,599	86,180
Total current liabilities	147,022	114,594
Long-term liabilities:
Other long-term liabilities	6,017	6,380
Total long-term liabilities	242,204	190,567
Revenue	252,497	305,338
Cost of revenue and expenses:
Cost of product and parts revenue	212,953	237,086
Research and development	20,976	25,172
General and administrative	26,629	41,339
Sales and marketing	11,510	16,380
Cost of revenue and expenses	274,486	326,731
Income from operations	(5,928)	2,148
Interest and other income	2	4,065
Income tax expense:
Current	2,438	3,607
Deferred	(1,007)	(1,647)
Income tax expense (recovery)	1,431	1,960
Net income (loss) for the year	(7,359)	41
Cummins Westport, Inc.
Current assets:
Cash and short-term investments	94,984	90,296
Accounts receivable	5,681	1,363
Long-term assets:
Property, plant and equipment (note 8)	605	844
Deferred income tax assets	21,651	21,322
Total assets	122,921	113,825
Current liabilities:
Current portion of warranty liability	19,485	19,816
Current portion of deferred revenue	13,628	16,678
Accounts payable and accrued liabilities	5,557	3,858
Total current liabilities	38,670	40,352
Long-term liabilities:
Warranty liability	34,737	30,463
Deferred revenue	23,802	23,667
Other long-term liabilities	3,969	3,631
Long-term liabilities	62,508	57,761
Total long-term liabilities	101,178	98,113
Revenue	323,480	361,770
Cost of revenue and expenses:
Cost of product and parts revenue	236,154	257,717
Research and development	12,185	15,933
General and administrative	1,650	1,743
Sales and marketing	12,567	17,950
Cost of revenue and expenses	262,556	293,343
Income from operations	60,924	68,427
Interest and other income	1,074	2,421
Income before income taxes	61,998	70,848
Income tax expense:
Current	14,779	16,102
Deferred	(329)	1,575
Income tax expense (recovery)	14,450	17,677
Net income (loss) for the year	47,548	53,171
Cummins Westport, Inc. | Product
Long-term liabilities:
Revenue	219,141	246,503
Cummins Westport, Inc. | Parts
Long-term liabilities:
Revenue	$ 104,339	$ 115,267